Investment Objectives and Goals - WisdomTree International Adaptive Moving Average Fund	Mar. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Adaptive Moving Average Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree International Adaptive Moving Average Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Adaptive Moving Average Index (the “Index”).